PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(5)         PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31,
	2012	2013
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	21,672,897	27,631,940
Furniture, fixtures and office equipment	516,794	572,567
Software	12,261,549	12,828,775
Motor vehicles	1,885,402	2,023,598
Leasehold improvements	9,018,139	10,204,808
	98,403,994	106,310,901
Less: accumulated depreciation and amortization	(38,513,688)	(45,000,211)
Property and equipment, net	59,890,306	61,310,690

Total depreciation expense recognized for the year ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Cost of revenues	4,766,712	2,306,543	1,746,736
Research and development	676,394	362,720	876,166
Sales and marketing	706,316	238,776	726,239
General and administrative	4,635,651	5,611,387	4,754,001
Total depreciation expense	10,785, 073	8,519,426	8,103,142